American Century Investments®
Quarterly Portfolio Holdings
NT Equity Growth Fund
September 30, 2019

NT Equity Growth - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.6%
Aerospace and Defense — 2.2%
HEICO Corp.	80,248	10,021,370
Hexcel Corp.	77,015	6,325,242
L3Harris Technologies, Inc.	63,151	13,175,825
Mercury Systems, Inc.(1)	13,018	1,056,671
		30,579,108
Air Freight and Logistics — 0.3%
CH Robinson Worldwide, Inc.	46,128	3,910,732
Airlines — 0.2%
Delta Air Lines, Inc.	38,377	2,210,515
Auto Components — 0.5%
Gentex Corp.	244,838	6,741,614
Banks — 6.0%
Bank of America Corp.	915,053	26,692,096
Comerica, Inc.	159,585	10,531,014
JPMorgan Chase & Co.	284,721	33,508,814
Wells Fargo & Co.	271,674	13,703,237
		84,435,161
Beverages — 2.5%
Coca-Cola Co. (The)	285,211	15,526,887
PepsiCo, Inc.	144,196	19,769,271
		35,296,158
Biotechnology — 3.2%
AbbVie, Inc.	132,967	10,068,261
Amgen, Inc.	54,656	10,576,483
Biogen, Inc.(1)	51,259	11,934,120
Celgene Corp.(1)	77,738	7,719,383
Gilead Sciences, Inc.	19,123	1,212,016
Incyte Corp.(1)	47,930	3,557,844
		45,068,107
Building Products — 1.3%
Johnson Controls International plc	332,446	14,591,055
Masco Corp.	85,473	3,562,515
		18,153,570
Capital Markets — 0.7%
Artisan Partners Asset Management, Inc., Class A	115,675	3,266,662
LPL Financial Holdings, Inc.	9,262	758,558
MSCI, Inc.	22,954	4,998,234
TD Ameritrade Holding Corp.	18,722	874,317
		9,897,771
Chemicals — 1.6%
CF Industries Holdings, Inc.	23,438	1,153,149
Ecolab, Inc.	66,094	13,089,256
NewMarket Corp.	15,915	7,513,312

Valvoline, Inc.	56,260	1,239,408
		22,995,125
Commercial Services and Supplies — 1.2%
Cintas Corp.	2,778	744,782
Republic Services, Inc.	138,684	12,003,100
Tetra Tech, Inc.	45,678	3,963,023
		16,710,905
Communications Equipment — 2.7%
Cisco Systems, Inc.	462,966	22,875,150
Juniper Networks, Inc.	131,972	3,266,307
Motorola Solutions, Inc.	66,768	11,377,935
		37,519,392
Consumer Finance — 2.7%
American Express Co.	114,992	13,601,254
Discover Financial Services	142,812	11,580,625
Synchrony Financial	353,301	12,044,031
		37,225,910
Containers and Packaging — 0.2%
Packaging Corp. of America	32,599	3,458,754
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	57,396	11,939,516
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	86,697	3,280,615
Verizon Communications, Inc.	448,034	27,043,332
		30,323,947
Electric Utilities — 1.4%
IDACORP, Inc.	68,923	7,765,554
NextEra Energy, Inc.	51,055	11,895,305
		19,660,859
Electronic Equipment, Instruments and Components — 1.3%
CDW Corp.	39,523	4,870,814
Keysight Technologies, Inc.(1)	132,796	12,914,411
		17,785,225
Entertainment — 3.1%
Activision Blizzard, Inc.	275,502	14,579,566
Electronic Arts, Inc.(1)	137,386	13,439,098
Take-Two Interactive Software, Inc.(1)	99,155	12,428,088
Walt Disney Co. (The)	21,153	2,756,659
		43,203,411
Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	72,562	16,045,635
GEO Group, Inc. (The)	177,450	3,076,983
Healthcare Trust of America, Inc., Class A	117,688	3,457,674
Life Storage, Inc.	93,340	9,838,969
PS Business Parks, Inc.	14,315	2,604,614
SBA Communications Corp.	15,212	3,668,374
Weingarten Realty Investors	107,313	3,126,028
		41,818,277

Food Products — 2.7%
Campbell Soup Co.	273,928	12,852,702
General Mills, Inc.	236,426	13,031,801
Hershey Co. (The)	75,318	11,673,537
		37,558,040
Health Care Equipment and Supplies — 4.4%
Danaher Corp.	113,005	16,321,312
Edwards Lifesciences Corp.(1)	60,008	13,196,359
Hologic, Inc.(1)	221,498	11,183,434
Integer Holdings Corp.(1)	37,860	2,860,702
NuVasive, Inc.(1)	30,089	1,907,041
Stryker Corp.	73,696	15,940,445
		61,409,293
Health Care Providers and Services — 0.6%
Amedisys, Inc.(1)	42,170	5,524,692
Chemed Corp.	1,659	692,748
UnitedHealth Group, Inc.	8,081	1,756,163
		7,973,603
Health Care Technology — 0.8%
Veeva Systems, Inc., Class A(1)	71,695	10,947,109
Hotels, Restaurants and Leisure — 2.2%
Darden Restaurants, Inc.	108,117	12,781,592
Starbucks Corp.	203,454	17,989,402
		30,770,994
Household Products — 2.5%
Colgate-Palmolive Co.	195,921	14,402,153
Procter & Gamble Co. (The)	165,863	20,630,040
		35,032,193
Insurance — 2.5%
Arch Capital Group Ltd.(1)	214,401	9,000,554
Mercury General Corp.	89,191	4,983,993
Progressive Corp. (The)	174,520	13,481,670
RenaissanceRe Holdings Ltd.	38,846	7,514,759
		34,980,976
Interactive Media and Services — 6.4%
Alphabet, Inc., Class A(1)	43,293	52,866,814
Facebook, Inc., Class A(1)	201,840	35,943,667
		88,810,481
Internet and Direct Marketing Retail — 4.6%
Amazon.com, Inc.(1)	29,812	51,750,949
eBay, Inc.	316,093	12,321,305
		64,072,254
IT Services — 4.8%
Akamai Technologies, Inc.(1)	58,057	5,305,249
EVERTEC, Inc.	62,260	1,943,757
Mastercard, Inc., Class A	58,967	16,013,668
PayPal Holdings, Inc.(1)	162,916	16,876,468
Visa, Inc., Class A	154,852	26,636,093
		66,775,235

Life Sciences Tools and Services — 1.7%
Agilent Technologies, Inc.	56,351	4,318,177
Bio-Rad Laboratories, Inc., Class A(1)	9,549	3,177,334
Thermo Fisher Scientific, Inc.	58,035	16,903,855
		24,399,366
Machinery — 0.8%
Allison Transmission Holdings, Inc.	178,016	8,375,653
Snap-on, Inc.	22,176	3,471,431
		11,847,084
Metals and Mining — 0.9%
Royal Gold, Inc.	53,046	6,535,798
Steel Dynamics, Inc.	208,012	6,198,757
		12,734,555
Oil, Gas and Consumable Fuels — 2.1%
Chevron Corp.	69,816	8,280,178
CVR Energy, Inc.	187,395	8,251,002
Exxon Mobil Corp.	83,370	5,886,756
HollyFrontier Corp.	130,646	7,007,851
		29,425,787
Paper and Forest Products — 0.1%
Domtar Corp.	49,427	1,769,981
Pharmaceuticals — 3.7%
Jazz Pharmaceuticals plc(1)	25,286	3,240,148
Johnson & Johnson	83,399	10,790,163
Merck & Co., Inc.	264,243	22,243,976
Pfizer, Inc.	32,142	1,154,862
Zoetis, Inc.	111,518	13,894,027
		51,323,176
Professional Services — 1.8%
CoStar Group, Inc.(1)	22,452	13,318,526
IHS Markit Ltd.(1)	30,706	2,053,617
Verisk Analytics, Inc.	61,053	9,654,922
		25,027,065
Semiconductors and Semiconductor Equipment — 2.0%
Broadcom, Inc.	64,096	17,694,983
Intel Corp.	122,091	6,291,349
Xilinx, Inc.	41,210	3,952,039
		27,938,371
Software — 8.5%
Adobe, Inc.(1)	70,880	19,580,600
Cadence Design Systems, Inc.(1)	48,149	3,181,686
Intuit, Inc.	64,515	17,157,119
LogMeIn, Inc.	8,771	622,390
Microsoft Corp.	478,218	66,486,649
Oracle Corp. (New York)	223,201	12,282,751
		119,311,195
Specialty Retail — 2.2%
AutoZone, Inc.(1)	11,252	12,204,144
Home Depot, Inc. (The)	39,169	9,087,991

Murphy USA, Inc.(1)	53,124	4,531,477
O'Reilly Automotive, Inc.(1)	11,225	4,473,275
		30,296,887
Technology Hardware, Storage and Peripherals — 4.7%
Apple, Inc.	290,741	65,117,262
Textiles, Apparel and Luxury Goods — 0.2%
Deckers Outdoor Corp.(1)	15,430	2,273,765
Thrifts and Mortgage Finance — 0.3%
Essent Group Ltd.	93,407	4,452,712
TOTAL COMMON STOCKS (Cost $1,024,195,946)		1,363,181,441
TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, BMO Capital Markets Corp, (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $27,376,678), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $26,832,251)		26,830,910
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $4,521,154), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $4,427,105)		4,427,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	17,703	17,703
TOTAL TEMPORARY CASH INVESTMENTS (Cost $31,275,613)		31,275,613
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,055,471,559)		1,394,457,054
OTHER ASSETS AND LIABILITIES — 0.2%		2,125,451
TOTAL NET ASSETS — 100.0%		$1,396,582,505

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	179	December 2019	$8,950	$26,657,575	$(317,562)

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,363,181,441	—	—
Temporary Cash Investments	17,703	31,257,910	—
	1,363,199,144	31,257,910	—
Liabilities
Other Financial Instruments
Futures Contracts	317,562	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.